Annual Fund Operating Expenses - The Hartford Growth Opportunities Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.10%
Class C
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.85%
Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.82%
Class R3
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual fund operating expenses	1.43%
Class R4
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual fund operating expenses	1.13%
Class R5
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.84%
Class R6
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.74%
Class Y
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.82%
Class F
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.74%